m+ funds Trust

c/o Cowen Prime Services, LLC

599 Lexington Avenue

New York, New York 10022

April 30, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	m+ Buffer 20 Fund, m+ funds Trust, Series 1-20 Amendment No. 1 to Form S-6 File No. 333-255224; ICA File No. 811-23503

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on April 30, 2021.

M+ FUNDS TRUST			COWEN PRIME SERVICES, LLC

By: Cowen Prime Services, LLC			As Depositor

By:	/s/ John Holmes		By:	/s/ Daniel S. Charney
	Name:	John Holmes		Name:	Daniel S. Charney
	Title:	Chief Operating Officer and		Title:	Chief Executive Officer
Principal Operations Officer